Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 267,687	$ 339,257	$ 184,671
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	(73,594)	10,857	(20,402)
Pension and Other Postretirement Benefit Liabilities
Net (Loss) Gain Arising During the Period	(87,525)	(3,489)	38,679
Prior Service Cost Arising During the Period	22	61	196
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	(132)	(121)	(41)
Less: Amortization of Net Loss and Settlement Recognition	14,848	16,738	25,444
Effect of Exchange Rates on Amounts Included for Pensions	2,002	(1,814)	1,986
Pension and Other Postretirement Benefit Liability Adjustments	(70,785)	11,375	66,264
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding Gains (Losses) During the Period	458	(1,459)	8,250
Less: Reclassification Adjustments for Losses (Gains) Included in Net Income	1,626	(1,835)	(2,248)
Unrealized Gain (Loss) on Securities	2,084	(3,294)	6,002
Unrealized Gain (Loss) on Derivatives	4,713	(359)	16
Other Comprehensive (Loss) Income, Before Tax	(137,582)	18,579	51,880
Income Tax Expense (Benefit) Related to Components of Other Comprehensive Income	19,068	(3,773)	(23,863)
Other Comprehensive (Loss) Income, After Tax	(118,514)	14,806	28,017
Comprehensive Income	149,173	354,063	212,688
Less: Comprehensive Income Attributable to Noncontrolling Interests	1,195	1,354	2,804
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 147,978	$ 352,709	$ 209,884